Earnings Per Share - Additional Information (Detail) (Stock Option, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	53,714	53,714
Share-based compensation arrangement by share-based payment award, options, outstanding, Period Increase (decrease), weighted average exercise price	$ 10.34	$ 10.34